Restricted net assets - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted net assets
Percentage of after-tax income required to be transferred to statutory general reserve fund	10.00%
Reserve level threshold for mandatory appropriation requirement (as a percent)	50.00%
Restricted net assets	¥ 1,160,828	¥ 782,614